Accounts Receivable (Details Narrative) (10K)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue [Member] | One Customer [Member]
Percentage of concentration risk	21.40%	17.00%	15.70%
Accounts Receivable [Member] | Minimum [Member]
Percentage of concentration risk		10.00%	10.00%
Accounts Receivable [Member] | One Customer [Member]
Percentage of concentration risk		12.06%	15.70%
Accounts Receivable [Member] | Two Customers [Member]
Percentage of concentration risk		23.70%
Accounts Receivable [Member] | Two Customer [Member]
Percentage of concentration risk		11.66%